BORROWINGS	6 Months Ended
Jun. 30, 2024
BORROWINGS
BORROWINGS

6. BORROWINGS

	As of December 31,	As of June 30,
	2023	2024
	US$	US$
Current
Short-term borrowings:
Bank loans	4,235,673	4,209,463
Current portion of long-term borrowings	4,161,549	11,765,449
Total current borrowings	8,397,222	15,974,912
Non-Current
Long-term borrowings:
Bank loans	13,540,034	4,560,251
Total non-current borrowings	13,540,034	4,560,251
Total borrowings	21,937,256	20,535,163

Short-term borrowings

In March 2022, the Group borrowed a loan with the amount of RMB9,900,000 from China Merchants Bank Co., Ltd. for a term of one year at the interest rate of 3.90% per annum. The borrowing was repaid in March 2023.

In April 2022, the Group borrowed another loan with the amount of RMB20,100,000 from China Merchants Bank Co., Ltd. for a term of one year at the interest rate of 3.70% per annum. The borrowing was repaid in April 2023.

In July 2022, the Group borrowed a loan with the amount of RMB20,000,000 from Bank of Jiangsu Co., Ltd. for a term of one year at the interest rate of 3.70% per annum. The borrowing was repaid in July 2023.

In December 2022, the Group borrowed another loan with the amount of RMB25,000,000 from China Construction Bank Corporation for a term of one year at the interest rate of 3.65% per annum. The borrowing was repaid in December 2023.

In January 2023, the Group borrowed a loan with the amount of RMB10,000,000 from Bank of Ningbo for a term of one year at the interest rate of 3.90% per annum. The borrowing was repaid in January 2024.

In March 2023, the Group borrowed a loan with the amount of RMB10,000,000 from China Everbright Bank for a term of one year at the interest rate of 3.80% per annum. The borrowing was repaid in April 2024.

In July 2023, the Group borrowed a loan with the amount of RMB10,000,000 from Bank of Ningbo for a term of one year at the interest rate of 3.85% per annum. The borrowing was repaid in July 2024.

In June 2024, the Group borrowed a loan with the amount of RMB20,000,000 from China Construction Bank Corporation for a term of one year at the interest rate of 3.50% per annum.

Long-term borrowings

In September 2020, the Group borrowed a loan with the amount of RMB16,500,000 from Shanghai Pudong Development Bank Co., Ltd. for a term of three years at the interest rate of 4.27% per annum. The Group repaid RMB1,650,000 in 2021,RMB3,850,000 in 2022 and RMB11,000,000 in 2023. The loan was fully repaid in September 2023.

In September 2021, the Group borrowed a loan with the amount of RMB8,500,000 from Shanghai Pudong Development Bank Co., Ltd. for a term of three years at the interest rate of 4.05% per annum. The Group repaid RMB425,000 in 2022, RMB850,000 in 2023, and RMB1,225,000 during the six months ended 2024. As of December 31, 2023 and June 30, 2024, RMB7,225,000 and RMB6,000,000 repayable within twelve months for this agreement were classified as “Current portion of long-term borrowing” on the condensed consolidated balance sheets, respectively.

In May 2022, the Group borrowed a loan with the amount of RMB30,000,000 from Agricultural Bank of China Limited for a term of three years at the interest rate of 4.00% per annum. The Group repaid RMB3,000,000 in 2023 and RMB5,000,000 during the six months ended 2024. As of December 31, 2023 and June 30, 2024, RMB5,000,000 and RMB22,000,000 repayable within twelve months for this agreement was classified as "Current portion of long - term borrowing" on the condensed consolidated balance sheets, respectively.

Also in May 2022, the Group borrowed a loan with the amount of RMB20,000,000 from Shanghai Pudong Development Bank Co., Ltd. for a term of three years at the interest rate of 4.00% per annum. The Group repaid RMB500,000 in 2022, RMB1,500,000 in 2023, and RMB1,000,000 during the six months ended 2024. As of December 31, 2023 and June 30, 2024, RMB9,500,000 and RMB17,000,000 repayable within twelve months for this agreement was classified as “Current portion of long-term borrowing” on the condensed consolidated balance sheets, respectively.

In August 2022, the Group borrowed a loan with the amount of RMB9,900,000 from Agricultural Bank of China Limited for a term of three years at the interest rate of 4.00% per annum. The Group repaid RMB1,000,000 in 2023 and made no repayments during the six months ended June 30, 2024. As of December 31, 2023 and June 30, 2024, RMB2,000,000 repayable within twelve months for this agreement was classified as “Current portion of long-term borrowing” on the condensed consolidated balance sheets, respectively.

Also in August 2022, the Group borrowed a loan with the amount of RMB20,000,000 from Shanghai Pudong Development Bank Co., Ltd. for a term of three years at the interest rate of 4.00% per annum. The Group repaid RMB1,000,000 in 2023 and RMB1,000,000 during the six months ended 2024. As of December 31, 2023 and June 30, 2024, RMB2,000,000 and RMB9,500,000 repayable within twelve months for this agreement was classified as “Current portion of long-term borrowing” on the condensed consolidated balance sheets, respectively.

In November 2022, the Group borrowed a loan with the amount of RMB9,900,000 from Agricultural Bank of China Limited for a term of three years at the interest rate of 4.00% per annum. The Group repaid RMB1,000,000 in 2023 and made no repayments during the six months ended June 30, 2024. As of December 31, 2023 and June 30, 2024, RMB2,000,000 repayable within twelve months for this agreement was classified as “Current portion of long-term borrowing” on the condensed consolidated balance sheets, respectively.

Also in November 2022, the Group borrowed a loan with the amount of RMB10,000,000 from Shanghai Pudong Development Bank Co., Ltd. for a term of three years at the interest rate of 4.00% per annum. The Group repaid RMB500,000 in 2023 and RMB500,000 during the six months ended June 30, 2024. As of December 31, 2023 and June 30, 2024, RMB1,000,000 and RMB4,750,000 repayable within twelve months for this agreement was classified as “Current portion of long-term borrowing” on the condensed consolidated balance sheets, respectively.

In April 2023, the Group borrowed a loan with the amount of RMB7,000,000 from Shanghai Pudong Development Bank Co., Ltd. for a term of three years at the interest rate of 3.90% per annum. The Group repaid RMB150,000 in 2023 and RMB200,000 during the six months ended June 30, 2024. As of December 31, 2023 and June 30, 2024, RMB550,000 and RMB700,000 repayable within twelve months for this agreement was classified as “Current portion of long-term borrowing” on the condensed consolidated balance sheets, respectively.

In August 2023, the Group borrowed a loan with the amount of RMB10,000,000 from Bank of Jiangsu Co., Ltd. for a term of eighteen months at the interest rate of 3.80% per annum. The Group made no repayments in 2023 and repaid RMB50,000 during the six months ended June 30, 2024. As of December 31, 2023 and June 30, 2024, RMB100,000 and RMB9,950,000 repayable within twelve months for this agreement was classified as “Current portion of long-term borrowing” on the condensed consolidated balance sheets, respectively.

In September 2023, the Group borrowed another loan with the amount of RMB10,000,000 from Bank of Jiangsu Co., Ltd. for a term of eighteen months at the interest rate of 3.80% per annum. The Group made no repayments in 2023 and repaid RMB50,000 during the six months ended June 30, 2024. As of December 31, 2023 and June 30, 2024, RMB100,000 and RMB9,950,000 repayable within twelve months for this agreement was classified as “Current portion of long-term borrowing” on the condensed consolidated balance sheets, respectively.

The proceeds from the loans were primarily used to pay for the Group’s research and development activities in China, including CMC costs of clinical and preclinical programs. As of December 31, 2023 and June 30, 2024, none of the Group’s borrowings were collateralized in the respective loan agreements.

Future maturities of short-term borrowings and long-term borrowings

Future principal maturities of short-term borrowings and long-term borrowings as of June 30, 2024 were as follows:

As of June 30,
2024
US$
Remainder of 2024	2,869,451
2025	17,244,766
2026	420,946
20,535,163